Employee compensation and benefits - HSBC share awards (Details)	12 Months Ended
Dec. 31, 2023 GBP (£) jurisdiction
Deferred restricted share awards | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Deferred restricted share awards | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	4 years
Deferred restricted share awards | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years
Deferred restricted share awards | Vesting Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	7 years
International employee share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of jurisdictions with plan participants | jurisdiction	31
Maximum value of shares per employee per quarter | £	£ 750